Critical Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2022
Critical Accounting Estimates and Judgments
Critical Accounting Estimates and Judgments

Note 5 Critical Accounting Estimates and Judgments

The Company makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income/loss in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.

The determination of the fair value of the Company’s investment in FEL is a significant accounting estimate (Note 8).

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the financial statements within the next financial year are discussed below:

i)	Investments in Associates

The Company periodically or when circumstances change, reviews its investments in its associates to ascertain whether it has maintained significant influence over these investments and also, reviews whether there exists any evidence that the investments in associates are required to be impaired. The Company does not currently have any investments in associates as it has concluded that it does not have significant influence in Forum Energy Limited as a result of its 6.8% ownership interest (Note 8).

ii)	Deferred tax assets and liabilities

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. We recognize liabilities and contingencies for anticipated tax audit issues based on our current understanding of the tax law. For matters where it is probable that an adjustment will be made, we record our best estimate of the tax liability including the related interest and penalties in the current tax provision. We believe we have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.